SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Deutsche Short Duration High Income Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference

December 18, 2017
PRO_SAISTKR-397